UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, L.P.
           --------------------------------------------------
Address:   320 Park Avenue
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------



         Form 13F File Number:  28-04019
                                ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian D. Young
           --------------------------------------------------
Title:     Manager of Eos General, L.L.C., its General Partner
           --------------------------------------------------
Phone:     (212) 832-5800
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Brian D. Young             New York, New York       August 14, 2009
----------------------------   ------------------------  -----------------
         [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   84
                                               -------------

Form 13F Information Table Value Total:             $100,719
                                               -------------
                                                (thousands)


List of Other Included Managers:

NONE

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

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              COLUMN 1            COLUMN 2      COLUMN 3    COLUMN 4            COLUMN 5       COLUMN 6   COLUMN 7    COLUMN 8
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           NAME OF ISSUER      TITLE OF CLASS    CUSIP       VALUE     SHRS OR          PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
                                                            (X$1000)  PRN AMT  SH/PRN   CALL   DISCRETION  MANAGER  SOLE SHARED NONE
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ABBOTT LABS                          COM         002824100      470     10,000    SH              SOLE             10,000
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ALLEGIANT TRAVEL CO                  COM         01748X102    1,189     30,000    SH              SOLE             30,000
------------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL RESOURCES INC          COM         02076X102      788     30,000    SH              SOLE             30,000
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                     COM         02209S103      574     35,000    SH              SOLE             35,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN ELEC PWR INC                COM         025537101    3,255    112,676    SH              SOLE            112,676
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AMERICAN ITALIAN PASTA CO            CL A        027070101      794     27,250    SH              SOLE             27,250
------------------------------------------------------------------------------------------------------------------------------------
AMERIPRISE FINL INC                  COM         03076C106    1,578     65,000    SH              SOLE             65,000
------------------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CORP               COM         03073E105      993     56,000    SH              SOLE             56,000
------------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP                   COM         032511107    1,362     30,000    SH              SOLE             30,000
------------------------------------------------------------------------------------------------------------------------------------
ANGLOGOLD ASHANTI LTD             SPONSORED
                                     ADR         035128206    1,282     35,000    SH              SOLE             35,000
------------------------------------------------------------------------------------------------------------------------------------
AON CORP                             COM         037389103    2,708     71,500    SH              SOLE             71,500
------------------------------------------------------------------------------------------------------------------------------------
ARBITRON INC                         COM         03875Q108    1,436     90,361    SH              SOLE             90,361
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION          COM         060505104    1,188     90,000    SH              SOLE             90,000
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL           CL B        084670207    1,926        665    SH              SOLE                665
------------------------------------------------------------------------------------------------------------------------------------
BPZ RESOURCES INC                    COM         055639108      440     90,000    SH              SOLE             90,000
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BRINKS CO                            COM         109696104      290     10,000    SH              SOLE             10,000
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BRINKS HOME SEC HLDGS INC            COM         109699108      283     10,000    SH              SOLE             10,000
------------------------------------------------------------------------------------------------------------------------------------
BROADRIDGE FINL SOLUTIONS IN         COM         11133T103      995     60,000    SH              SOLE             60,000
------------------------------------------------------------------------------------------------------------------------------------
CARDINAL HEALTH INC                  COM         14149Y108      993     32,500    SH              SOLE             32,500
------------------------------------------------------------------------------------------------------------------------------------
CARRIZO OIL & CO INC                 COM         144577103      772     45,000    SH              SOLE             45,000
------------------------------------------------------------------------------------------------------------------------------------
CENTURYTEL INC                       COM         156700106    2,763     90,000    SH              SOLE             90,000
------------------------------------------------------------------------------------------------------------------------------------
CHIMERA INVT CORP                    COM         16934Q109    1,518    435,000    SH              SOLE            435,000
------------------------------------------------------------------------------------------------------------------------------------
CLEVELAND BIOLABS INC                COM         185860103    1,030    238,941    SH              SOLE            238,941
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO                         COM         191216100    1,200     25,000    SH              SOLE             25,000
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW                     CL A
                                      SPL        20030N200    2,005    142,230    SH              SOLE            142,230
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COVIDIEN PLC                         SHS         G2554F105    4,203    112,250    SH              SOLE            112,250
------------------------------------------------------------------------------------------------------------------------------------
COWEN GROUP INC                      COM         223621103      209     25,000    SH              SOLE             25,000
------------------------------------------------------------------------------------------------------------------------------------
DECKERS OUTDOOR CORP                 COM         243537107      703     10,000    SH              SOLE             10,000
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DIREXION SHS ETF TR                DLY LRG
                                   CAP BEAR      25459W854      527     15,000    SH              SOLE             15,000
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DST SYS INC DEL                      COM         233326107      370     10,000    SH              SOLE             10,000
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EBAY INC                             COM         278642103      857     50,000    SH              SOLE             50,000
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E M C CORP MASS                      COM         268648102    1,048     80,000    SH              SOLE             80,000
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EXPRESS SCRIPTS INC                  COM         302182100      963     14,000    SH              SOLE             14,000
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EXTERRAN HLDGS INC                   COM         30225X103    1,043     65,000    SH              SOLE             65,000
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FIDELITY NATL INFORMATION SV         COM         31620M106      599     30,000    SH              SOLE             30,000
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FRESENIUS MED CARE AG&CO KGA       SPONSORED
                                     ADR         358029106    2,003     44,500    SH              SOLE             44,500
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GAMESTOP CORP NEW                    CL A        36467W109    1,101     50,000    SH              SOLE             50,000
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO                  COM         369604103      293     25,000    SH              SOLE             25,000
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HERBALIFE LTD                      COM USD
                                     SHS         G4412G101    3,627    115,000    SH              SOLE            115,000
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HYPERCOM CORP                        COM         44913M105      135     89,818    SH              SOLE             89,818
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IMMUCOR INC                          COM         452526106    1,307     95,000    SH              SOLE             95,000
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JOHNSON & JOHNSON                    COM         478160104    2,868     50,500    SH              SOLE             50,500
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO                  COM         46625H100      887     26,000    SH              SOLE             26,000
------------------------------------------------------------------------------------------------------------------------------------
KNOLL INC                            COM
                                     NEW         498904200      531     70,000    SH              SOLE             70,000
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LEAP WIRELESS INTL INC               COM
                                     NEW         521863308      823     25,000    SH              SOLE             25,000
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LIBERTY MEDIA CORP NEW             CAP COM
                                    SER A        53071M302      542     40,000    SH              SOLE             40,000
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LOWES COS INC                        COM         548661107      776     40,000    SH              SOLE             40,000
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MAIDEN HOLDINGS LTD                  SHS        G5753U112    1,217    185,501    SH              SOLE            185,501
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MARKET VECTORS ETF TR             GOLD MINER
                                     ETF         57060U100      945     25,000    SH              SOLE             25,000
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MCDONALDS CORP                       COM         580135101    1,725     30,000    SH              SOLE             30,000
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MCKESSON CORP                        COM         58155Q103      343      7,800    SH              SOLE              7,800
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MEMC ELECTR MATLS INC                COM         552715104      801     45,000    SH              SOLE             45,000
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MI DEVS INC                          CL A
                                   SUB VTG       55304X104    1,767    232,800    SH              SOLE            232,800
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MORGAN STANLEY                       COM
                                     NEW         617446448      428     15,000    SH              SOLE             15,000
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NATIONAL OILWELL VARCO INC           COM         637071101      490     15,000    SH              SOLE             15,000
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NEWS CORP                            CL B        65248E203      211     20,000    SH              SOLE             20,000
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NOBLE CORPORATION BAAR               NAMEN-AKT   H5833N103      756     25,000    SH              SOLE             25,000
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OLYMPIC STEEL INC                    COM         68162K106      612     25,000    SH              SOLE             25,000
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PHILIP MORRIS INTL INC               COM         718172109    4,580    105,000    SH              SOLE            105,000
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PLANTRONICS INC NEW                  COM         727493108      571     30,200    SH              SOLE             30,200
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PROSHARES TR                      PSHS ULTRA
                                     FINL        74347R743      386    100,000    SH              SOLE            100,000
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SAIC INC                             COM         78390X101    1,067     57,500    SH              SOLE             57,500
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SAKS INC                             COM         79377W108      222     50,000    SH              SOLE             50,000
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SCHERING PLOUGH CORP                 COM         806605101    1,884     75,000    SH              SOLE             75,000
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SILGAN HOLDINGS INC                  COM         827048109    2,282     46,533    SH              SOLE             46,533
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SONIC CORP                           COM         835451105    1,237    123,350    SH              SOLE            123,350
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SOUTHERN UN CO NEW                   COM         844030106    1,103     60,000    SH              SOLE             60,000
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SPIRIT AEROSYSTEMS HLDGS INC         COM
                                     CL A        848574109      824     60,000    SH              SOLE             60,000
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STREAM GLOBAL SVCS INC             *W EXP
                                  10/17/201      86323M118       46    327,100    SH              SOLE             327,100
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SYMANTEC CORP                        COM         871503108    1,558    100,000    SH              SOLE            100,000
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THERMO FISHER SCIENTIFIC INC         COM         883556102      815     20,000    SH              SOLE             20,000
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TIME WARNER CABLE INC                COM         88732J207      291      9,183    SH              SOLE               9,183
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TIME WARNER INC                      COM
                                     NEW         887317303      420     16,666    SH              SOLE              16,666
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TITAN INTL INC ILL                   COM         88830M102      299     40,000    SH              SOLE              40,000
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TORCHMARK CORP                       COM         891027104    1,482     40,000    SH              SOLE              40,000
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TRANSOCEAN LTD                       REG
                                     SHS         H8817H100      743     10,000    SH              SOLE              10,000
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VERISIGN INC                         COM         92343E102    1,111     60,000    SH              SOLE              60,000
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VISA INC                             COM
                                     CL A        92826C839    3,424     55,000    SH              SOLE              55,000
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VODAFONE GROUP PLC NEW            SPONS ADR
                                     NEW         92857W209    1,559     80,000    SH              SOLE              80,000
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WAL MART STORES INC                  COM         931142103    1,817     37,500    SH              SOLE              37,500
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WALGREEN CO                          COM         931422109      588     20,000    SH              SOLE              20,000
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WENDYS ARBYS GROUP INC               COM         950587105    1,644    411,000    SH              SOLE             411,000
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WYETH                                COM         983024100    3,404     75,000    SH              SOLE              75,000
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XTO ENERGY INC                       COM         98385X106      820     21,500    SH              SOLE              21,500
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